Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	$ 9,183	$ 8,251	$ 7,688
Right-of-use assets	988	666	647
Goodwill	19,997	11,845	11,668
Intangible assets	42,387	20,947	20,833
Investments in associates and joint ventures	69	39	58
Other investments	1,168	1,108	1,401
Derivative financial instruments	102	171	61
Other receivables	895	720	740
Deferred tax assets	4,330	3,438	2,718
Total non-current assets	79,119	47,185	45,814
Current assets
Inventories	8,983	4,024	3,193
Trade and other receivables	9,644	7,022	5,761
Other investments	69	160	849
Derivative financial instruments	83	142	36
Intangible assets	105
Income tax receivable	663	364	285
Cash and cash equivalents	6,329	7,832	5,369
Assets held for sale	368	0	70
Total current assets	26,244	19,544	15,563
Total assets	105,363	66,729	61,377
Current liabilities
Interest-bearing loans and borrowings	(1,660)	(2,194)	(1,822)
Lease liabilities	(233)	(192)	(188)
Trade and other payables	(18,938)	(15,785)	(13,987)
Derivative financial instruments	(79)	(33)	(36)
Provisions	(768)	(976)	(723)
Income tax payable	(916)	(1,127)	(1,361)
Current liabilities	(22,594)	(20,307)	(18,117)
Non-current liabilities
Interest-bearing loans and borrowings	(28,134)	(17,505)	(15,730)
Lease liabilities	(754)	(489)	(487)
Derivative financial instruments	(45)	(2)	(18)
Deferred tax liabilities	(6,206)	(2,918)	(2,490)
Retirement benefit obligations	(2,454)	(3,202)	(2,807)
Provisions	(956)	(584)	(841)
Other payables	(4,933)	(6,084)	(6,291)
Total non-current liabilities	(43,482)	(30,784)	(28,664)
Total liabilities	(66,076)	(51,091)	(46,781)
Net assets	39,287	15,638	14,596
Equity
Share capital	387	328	328
Share premium account	35,126	7,971	7,941
Capital redemption reserve	153	153	153
Merger reserve	448	448	448
Other reserves	1,444	1,423	1,445
Retained earnings	1,710	5,299	2,812
Total equity attributable to owners of parent	39,268	15,622	13,127
Non-controlling interests	19	16	1,469
Total equity	$ 39,287	$ 15,638	$ 14,596